UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2016

Item 1 - Report to Shareholders

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

EUGSAN
1513520 EXP. 06.30.17

INVESTMENT MANAGEMENT

Morgan Stanley
European Equity
Fund Inc.

Semi-Annual Report

April 30, 2016

Morgan Stanley European Equity Fund Inc.

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	32
Privacy Notice	37

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley European Equity Fund Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2016

Total Return for the 6 Months Ended April 30, 2016
Class A	Class B	Class L	Class I	Class C	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
–4.82%	–4.82%	–5.05%	–4.65%	–5.19%	–4.48%	–2.69%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee plan than did Class A shares for the six months ended April 30, 2016, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was in line with that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

Over the six-month reporting period, European equity markets were largely driven by investors' uncertainty about a number of top-down concerns. In the first half of the period, energy and commodity prices continued their sell-off due to fears about global supply gluts, then rallied sharply later in the period on speculation of production caps (which ultimately did not happen) and some crude oil supply disruptions. Renewed fears about China's economic slowdown weighed on equities globally, particularly in January. But global equities, and emerging markets stocks in particular, rebounded in the second half of the period with the recovery in commodity prices and improving sentiment regarding China. In the U.S., shrinking corporate profit margins stoked recession worries, although the risk of recession remained generally low. Additionally, as the Federal Reserve (Fed) prepared to raise short-term interest rates for the first time in 10 years, the U.S. dollar continued to rally relative to major world currencies during 2015. However, in early 2016, the Fed indicated a more gradual path of rate increases in this calendar year, which weakened the dollar, strengthened emerging market currencies and provided support to commodity prices. Political risks also dampened investor sentiment, with the upcoming June referendum on whether the U.K. should leave the European Union (EU) and uncertainty about the U.S. presidential election.

Under this gloomy scenario, European equity markets ended the six-month period lower and saw a strong sector rotation. The financials sector lagged, along with consumer staples and other defensive sectors. Conversely, companies with exposure to the energy sector, commodities or emerging markets rallied. The market continued to reward companies that delivered results that were better than or in line with already-low expectations.

Performance Analysis

All share classes of Morgan Stanley European Equity Fund Inc. underperformed both the MSCI Europe Index (the "Index") and the Lipper European Region Funds Index for the six months ended April 30, 2016, assuming no deduction of applicable sales charges.

On a country level, key contributors to performance included our stock selection in Ireland, Switzerland, Spain and the U.K. In addition, both our stock selection and an overweight allocation in the Netherlands added to the Fund's overall performance. Key detractors included our stock selection in Germany and France, along with an underweight allocation in Denmark.

Industry-level positive contributors included our stock selection in the telecommunications; media; food, beverage and tobacco; and materials sectors. In addition, both our stock selection and an underweight allocation in diversified financials boosted the Fund's overall performance. Detractors from performance included stock selection in the insurance, energy, capital goods, and automobiles and components sectors. Both our stock selection and an overweight allocation in banks were also detrimental to relative performance.

Holdings that aided performance during the period included a French media company, a U.K. tobacco company, a Dutch telecommunication company and a

Spanish information technology company. In addition, the Fund benefited from a position in a Swiss chemical company whose stock price rallied after receiving a takeover bid from a Chinese consortium.

Underperforming holdings were mainly from the financials sector. The European Central Bank's recent move to negative interest rates puts further downward pressure on banks' profit margins, whose prospects have been already dampened by a more stringent regulatory environment and the sector's significant exposure to non-performing loans. Although we prefer to hold banks with what we believe are healthier balance sheets in the portfolio, positions in a U.K.-based global diversified financials company, two French retail banks and an Italian bank were detractors over this period nevertheless. Another main detractor from performance was the Fund's holding in a leading U.K. industrials company, which saw its share price fall as the company continued to disappoint analysts' expectations and issued a surprise profit warning.

We remain optimistic about the domestic European recovery. Despite slowing toward the end of the period, leading indicators continue to point to a mild recovery in the Continent, both in core and peripheral Europe. We also acknowledge that Europe would not be immune to a significant global economic slowdown. The fragile European recovery could derail from its current path if the U.S. were to enter a shallow recession and if China fails to shift from an investment-led into a consumer-led economy.

We see an increase in the political risks in Europe, as the June referendum on the U.K's EU membership and the refugee crisis could undermine the political achievements reached so far. Political risk in the U.S. also remains elevated with the presidential election looming.

We believe that exposure to the European economic recovery and attractive valuations provide strong support to our favorable thesis on European equities. Our investment approach remains the same. We continue to seek high-quality companies with high earnings visibility and predictability, stable and strong cash flow and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/16
Nestle SA (Registered)	4.9%
Roche Holding AG (Genusschein)	4.2
British American Tobacco PLC	4.0
Novartis AG (Registered)	3.4
Reckitt Benckiser Group PLC	3.4
Vodafone Group PLC	3.3
BP PLC	3.2
Royal Dutch Shell PLC, Class A	3.2
Bayer AG (Registered)	3.1
Imperial Brands PLC	2.9
TOP FIVE COUNTRIES as of 04/30/16
United Kingdom	28.8%
France	17.8
Switzerland	17.3
Germany	12.0
Netherlands	11.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the

SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2016
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class L Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX	Class C Shares††† (since 04/30/15) MSEEX
1 Year	–13.62 –18.17[4]	%[3]	–13.66 –17.89[4]	%[3]	–14.08 —%[3]	–13.37 —%[3]	–14.30 –15.14[4]	%[3]
5 Years	0.33[3] –0.74[4]		0.33[3] –0.02[4]		–0.28[3] —	0.63[3] —	— —
10 Years	1.45[3] 0.91[4]		1.46[3] 1.46[4]		0.76[3] —	1.72[3] —	— —
Since Inception	4.21[3] 3.92[4]		6.62[3] 6.62[4]		3.47[3] —	4.53[3] —	–14.30[3] –15.14[4]
Gross Expense Ratio	1.63		1.59		2.29	1.51	2.54

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/15 – 04/30/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/15	04/30/16	11/01/15 – 04/30/16
Class A
Actual (–4.82% return)	$1,000.00	$951.80	$6.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$7.02
Class B
Actual (–4.82% return)	$1,000.00	$951.80	$6.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.97
Class L
Actual (–5.05% return)	$1,000.00	$949.50	$9.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.42	$9.52
Class I
Actual (–4.65% return)	$1,000.00	$953.50	$5.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.27
Class C
Actual (–5.19% return)	$1,000.00	$948.10	$10.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.17	$10.77

  @  Expenses are equal to the Fund's annualized expense ratios of 1.40%, 1.39%, 1.90%,1.05% and 2.15% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.60%, 1.60%, 2.34%, 2.72% and 2.42% for Class A, Class B, Class L, Class I and Class C shares, respectively.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Denmark (2.6%)
	Pharmaceuticals
59,507	Novo Nordisk A/S, Series B	$3,325,342
	France (17.8%)
	Aerospace & Defense
46,965	Airbus Group SE (a)	2,938,957
	Banks
53,093	BNP Paribas SA	2,813,714
	Electrical Equipment
50,197	Schneider Electric SE	3,269,927
	Hotels, Restaurants & Leisure
67,906	Accor SA (a)	3,010,419
	Insurance
139,514	AXA SA (a)	3,520,007
	Media
36,498	Publicis Groupe SA	2,696,863
66,940	SES SA (a)	1,827,070
		4,523,933
	Multi-Utilities
143,106	Suez Environnement Co. (a)	2,639,504
	Total France	22,716,461
	Germany (12.0%)
	Automobiles
32,928	Daimler AG (Registered)	2,286,068
	Health Care Providers & Services
40,231	Fresenius SE & Co., KGaA	2,928,126
	Industrial Conglomerates
31,978	Siemens AG (Registered)	3,337,496
	Pharmaceuticals
34,247	Bayer AG (Registered)	3,951,936
	Software
35,529	SAP SE	2,779,147
	Total Germany	15,282,773
NUMBER OF SHARES		VALUE
	Ireland (2.3%)
	Construction Materials
102,216	CRH PLC	$2,965,121
	Italy (1.4%)
	Capital Markets
72,980	Azimut Holding SpA	1,841,528
	Netherlands (11.1%)
	Banks
184,580	ING Groep N.V. CVA	2,263,598
	Diversified Telecommunication Services
756,762	Koninklijke KPN N.V.	2,977,800
	Media
191,830	RELX N.V. (a)	3,220,570
	Personal Products
68,238	Unilever N.V. CVA (a)	2,999,083
	Semiconductors & Semiconductor Equipment
28,424	ASML Holding N.V.	2,748,253
	Total Netherlands	14,209,304
	Spain (4.2%)
	Banks
293,777	Banco Bilbao Vizcaya Argentaria SA	2,022,937
	Information Technology Services
73,412	Amadeus IT Holding SA, Class A	3,347,550
	Total Spain	5,370,487
	Sweden (1.5%)
	Machinery
162,071	Volvo AB, Class B	1,893,562
	Switzerland (17.3%)
	Chemicals
6,114	Syngenta AG (Registered)	2,464,538

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

NUMBER OF SHARES				VALUE
	Food Products
83,459	Nestle SA (Registered)			$6,213,917
	Insurance
10,065	Zurich Insurance Group AG (b)			2,255,080
	Pharmaceuticals
56,504	Novartis AG (Registered)			4,314,454
21,105	Roche Holding AG (Genusschein)			5,338,372
				9,652,826
	Textiles, Apparel & Luxury Goods
4,198	Swatch Group AG (The) (a)			1,435,498
	Total Switzerland			22,021,859
	United Kingdom (28.8%)
	Banks
800,465	Barclays PLC			2,015,022
2,946,429	Lloyds Banking Group PLC			2,898,749
				4,913,771
	Household Products
44,078	Reckitt Benckiser Group PLC			4,278,973
	Insurance
169,682	Prudential PLC			3,356,733
	Oil, Gas & Consumable Fuels
748,944	BP	PL	C	4,131,159
156,257	Royal Dutch Shell PLC, Class A			4,088,970
				8,220,129
	Pharmaceuticals
146,012	GlaxoSmithKline PLC			3,108,852
	Tobacco
83,061	British American Tobacco PLC			5,068,943
68,267	Imperial Brands PLC			3,705,227
				8,774,170
NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
1,291,443	Vodafone Group PLC	$4,176,393
	Total United Kingdom	36,829,021
	Total Common Stocks (Cost $105,361,899)	126,455,458
NUMBER OF SHARES (000)
	Short-Term Investments (6.1%)
	Securities held as Collateral on Loaned Securities (5.8%)
	Investment Company (4.4%)
5,655	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $5,655,134)	5,655,134
PRINCIPAL AMOUNT (000)
	Repurchase Agreement (1.4%)
$1,793	Barclays Capital, Inc. (0.28%, dated 04/29/16, due 05/02/16; proceeds $1,793,349; fully collateralized by a U.S. Government obligation; 1.00% due 03/15/18; valued at $1,829,174) (Cost $1,793,307)	1,793,307
	Total Securities held as Collateral on Loaned Securities (Cost $7,448,441)	7,448,441

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (0.3%)
328	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6) (Cost $327,621)	$327,621
	Total Short-Term Investments (Cost $7,776,062)	7,776,062
Total Investments (Cost $113,137,961) (c)(d)	105.1%	134,231,520
Liabilities in Excess of Other Assets	(5.1)	(6,537,674)
Net Assets	100.0%	$127,693,846

  CVA  Certificaten Van Aandelen.

  (a)  All or a portion of this security was on loan at April 30, 2016.

  (b)  Non-income producing security.

  (c)  The fair value and percentage of net assets, $126,455,458 and 99.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (d)  At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,051,534 and the aggregate gross unrealized depreciation is $7,957,975 resulting in net unrealized appreciation of $21,093,559.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$20,038,956		15.8%
Banks	12,014,020		9.5
Insurance	9,131,820		7.2
Tobacco	8,774,170		6.9
Oil, Gas & Consumable Fuels	8,220,129		6.5
Media	7,744,503		6.1
Food Products	6,213,917		4.9
Household Products	4,278,973		3.4
Wireless Telecommunication Services	4,176,393		3.3
Information Technology Services	3,347,550		2.6
Industrial Conglomerates	3,337,496		2.6
Electrical Equipment	3,269,927		2.6
Hotels, Restaurants & Leisure	3,010,419		2.4
Personal Products	2,999,083		2.4
Diversified Telecommunication Services	2,977,800		2.3
Construction Materials	2,965,121		2.3
Aerospace & Defense	2,938,957		2.3
Health Care Providers & Services	2,928,126		2.3
Software	2,779,147		2.2
Semiconductors & Semiconductor Equipment	2,748,253		2.2
Multi-Utilities	2,639,504		2.1
Chemicals	2,464,538		1.9
Automobiles	2,286,068		1.8
Machinery	1,893,562		1.5
Capital Markets	1,841,528		1.5
Textiles, Apparel & Luxury Goods	1,435,498		1.1
Investment Company	327,621		0.3
	$126,783,079	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities April 30, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $107,155,206) (Including $20,411,629 for securities loaned)	$128,248,765
Investments in affiliate, at value (cost $5,982,755)	5,982,755
Total investments in securities, at value (cost $113,137,961)	134,231,520
Cash (including foreign currency valued at $156,675 with a cost of $154,666)	14,350,675
Receivable from Distributor	293,623
Receivable for:
Dividends	680,635
Foreign withholding taxes reclaimed	574,938
Investments sold	285,556
Dividends from affiliate	111
Capital stock sold	4
Prepaid expenses and other assets	82,242
Total Assets	150,499,304
Liabilities:
Collateral on securities loaned, at value	21,642,441
Payable for:
Investments purchased	504,657
Capital stock redeemed	170,929
Advisory fee	104,113
Distribution fee	96,467
Transfer and sub transfer agent fees	93,387
Administration fee	8,314
Accrued expenses and other payables	185,150
Total Liabilities	22,805,458
Net Assets	$127,693,846
Composition of Net Assets:
Paid-in-capital	$142,563,048
Net unrealized appreciation	21,096,149
Accumulated undistributed net investment income	1,559,365
Accumulated net realized loss	(37,524,716)
Net Assets	$127,693,846
Class A Shares:
Net Assets	$10,496,432
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	644,183
Net Asset Value Per Share	$16.29
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.19
Class B Shares:
Net Assets	$112,887,339
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	7,295,297
Net Asset Value Per Share	$15.47
Class L Shares:
Net Assets	$2,616,048
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	167,736
Net Asset Value Per Share	$15.60
Class I Shares:
Net Assets	$649,863
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	38,343
Net Asset Value Per Share	$16.95
Class C Shares:
Net Assets	$1,044,164
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	67,477
Net Asset Value Per Share	$15.47

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations For the six months ended April 30, 2016 (unaudited)

Net Investment Income: Income
Dividends (net of $248,818 foreign withholding tax)	$2,514,954
Income from securities loaned - net	6,983
Dividends from affiliates (Note 6)	1,722
Total Income	2,523,659
Expenses
Advisory fee (Note 3)	555,568
Distribution fee (Class A shares) (Note 4)	12,999
Distribution fee (Class B shares) (Note 4)	113,850
Distribution fee (Class L shares) (Note 4)	9,945
Distribution fee (Class C shares) (Note 4)	5,167
Sub transfer agent fees and expenses (Class A shares)	5,453
Sub transfer agent fees and expenses (Class B shares)	99,031
Sub transfer agent fees and expenses (Class L shares)	3,732
Sub transfer agent fees and expenses (Class I shares)	4,707
Sub transfer agent fees and expenses (Class C shares)	331
Professional fees	55,911
Administration fee (Note 3)	51,087
Transfer agent fees and expenses (Class A shares) (Note 5)	3,322
Transfer agent fees and expenses (Class B shares) (Note 5)	24,537
Transfer agent fees and expenses (Class L shares) (Note 5)	1,657
Transfer agent fees and expenses (Class I shares) (Note 5)	945
Transfer agent fees and expenses (Class C shares) (Note 5)	923
Shareholder reports and notices	30,882
Registration fees	26,213
Custodian fees	22,919
Directors' fees and expenses	1,129
Other	9,452
Total Expenses	1,039,760
Less: waiver of Advisory fees (Note 3)	(82,649)
Less: reimbursement of class specific expenses (Class A shares) (Note 3)	(3,574)
Less: reimbursement of class specific expenses (Class B shares) (Note 3)	(45,491)
Less: reimbursement of class specific expenses (Class L shares) (Note 3)	(4,062)
Less: reimbursement of class specific expenses (Class I shares) (Note 3)	(5,651)
Less: reimbursement of class specific expenses (Class C shares) (Note 3)	(738)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(493)
Net Expenses	897,102
Net Investment Income	1,626,557
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(4,261,356)
Foreign currency translation	(39,988)
Net Realized Loss	(4,301,344)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,561,363)
Foreign currency translation	30,984
Net Change in Unrealized Appreciation (Depreciation)	(4,530,379)
Net Loss	(8,831,723)
Net Decrease	$(7,205,166)

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,626,557	$2,767,510
Net realized loss	(4,301,344)	(6,233,530)
Net change in unrealized appreciation (depreciation)	(4,530,379)	(2,600,254)
Net Decrease	(7,205,166)	(6,066,274)
Dividends to Shareholders from Net Investment Income:
Class A shares	(209,616)	(276,318)
Class B shares	(2,431,056)	(5,847,861)
Class L shares	(38,246)	(117,376)
Class I shares	(16,650)	(22,942)
Class C shares	(20,841)	—
Total Dividends	(2,716,409)	(6,264,497)
Net decrease from capital stock transactions	(6,922,732)	(4,342,081)
Net Decrease	(16,844,307)	(16,672,852)
Net Assets:
Beginning of period	144,538,153	161,211,005
End of Period (Including accumulated undistributed net investment income of $1,559,365 and $2,649,217)	$127,693,846	$144,538,153

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class L shares, Class I shares and Class C shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. In cases where a security is traded on more than one exchange, the

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$20,411,629	(a)	$—	$(20,411,629	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

(b)  The Fund received cash collateral of $21,642,441, of which $7,448,441 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2016, there was uninvested cash of $14,194,000, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Fund has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF APRIL 30, 2016
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$21,642,441	$—	$—	$—	$21,642,441
Total Borrowings	$21,642,441	$—	$—	$—	$21,642,441
Gross amount of recognized liabilities for securities lending transactions					$21,642,441

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$—	$2,938,957	$—	$2,938,957
Automobiles	—	2,286,068	—	2,286,068
Banks	—	12,014,020	—	12,014,020
Capital Markets	—	1,841,528	—	1,841,528
Chemicals	—	2,464,538	—	2,464,538
Construction Materials	—	2,965,121	—	2,965,121
Diversified Telecommunication Services	—	2,977,800	—	2,977,800
Electrical Equipment	—	3,269,927	—	3,269,927
Food Products	—	6,213,917	—	6,213,917
Health Care Providers & Services	—	2,928,126	—	2,928,126
Hotels, Restaurants & Leisure	—	3,010,419	—	3,010,419
Household Products	—	4,278,973	—	4,278,973
Industrial Conglomerates	—	3,337,496	—	3,337,496
Information Technology Services	—	3,347,550	—	3,347,550
Insurance	—	9,131,820	—	9,131,820
Machinery	—	1,893,562	—	1,893,562
Media	—	7,744,503	—	7,744,503
Multi-Utilities	—	2,639,504	—	2,639,504
Oil, Gas & Consumable Fuels	—	8,220,129	—	8,220,129
Personal Products	—	2,999,083	—	2,999,083
Pharmaceuticals	—	20,038,956	—	20,038,956
Semiconductors & Semiconductor Equipment	—	2,748,253	—	2,748,253
Software	—	2,779,147	—	2,779,147
Textiles, Apparel & Luxury Goods	—	1,435,498	—	1,435,498
Tobacco	—	8,774,170	—	8,774,170
Wireless Telecommunication Services	—	4,176,393	—	4,176,393
Total Common Stocks	—	126,455,458	—	126,455,458
Short-Term Investments
Investment Companies	5,982,755	—	—	5,982,755
Repurchase Agreement	—	1,793,307	—	1,793,307
Total Short-Term Investments	5,982,755	1,793,307	—	7,776,062
Total Assets	$5,982,755	$128,248,765	$—	$134,231,520

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, securities with a total value of $115,088,288 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at October 31, 2015 were valued using other significant observable inputs at April 30, 2016. At April 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class A, 1.39% for Class B, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospects or until such time that the Directors act to discontinue all or a portion of such waivers and/or

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2016, $82,649 of advisory fees were waived and $59,516 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at April 30, 2016.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended April 30, 2016, the distribution fee was accrued for Class B at an annual rate of 0.20%.

At April 30, 2016, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $666 and received $2,729 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016, aggregated $15,562,158 and $22,898,871, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2016, advisory fees paid were reduced by $493 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2016 is as follows:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2016
$3,600,953	$18,328,066	$15,946,264	$1,722	$5,982,755

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

benefits growth due to increases to compensation after July 31, 2003. The Fund didn't have pension costs for the six months ended April 30, 2016. At April 30, 2016, the Fund had an accrued pension liability of $57,859, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

At April 30, 2016, investments in securities of issuers in the United Kingdom, France and Switzerland represented 28.8%, 17.8% and 17.3%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

8. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	82,610	$774,159	324,396	$6,049,126
Reinvestment of dividends	12,361	203,948	15,057	269,660
Redeemed	(110,114)	(1,802,537)	(81,436)	(1,498,709)
Net increase (decrease) — Class A	(15,143)	(824,430)	258,017	4,820,077
CLASS B SHARES
Sold	40,243	640,767	13,400	232,447
Reinvestment of dividends	148,682	2,329,845	329,009	5,599,735
Redeemed	(582,879)	(8,353,642)	(944,199)	(16,522,142)
Net decrease — Class B	(393,954)	(5,383,030)	(601,790)	(10,689,960)
CLASS L SHARES
Sold	2	34	19,375	357,045
Reinvestment of dividends	2,392	37,845	6,776	116,269
Redeemed	(26,078)	(412,787)	(27,509)	(493,709)
Net decrease — Class L	(23,684)	(374,908)	(1,358)	(20,395)
CLASS I SHARES
Sold	10,662	181,697	49,129	958,498
Reinvestment of dividends	687	11,773	1,234	22,942
Redeemed	(29,887)	(511,028)	(36,878)	(715,348)
Net increase (decrease) — Class I	(18,538)	(317,558)	13,485	266,092
CLASS C SHARES
Sold	2	17	73,331 *	1,354,775 *
Reinvestment of dividends	1,316	20,678	—	—
Redeemed	(3,055)	(43,501)	(4,117)*	(72,670)*
Net increase (decrease) — Class C	(1,737)	(22,806)	69,214	1,282,105
Net decrease in Fund	(453,056)	$(6,922,732)	(262,432)	$(4,342,081)

*  For the period April 30, 2015 through December 31, 2015.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$6,264,497	$2,935,198

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Permanent differences, primarily due to foreign currency losses, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2015:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN	PAID-IN-CAPITAL
$(55,277)	$55,272	$5

At October 31, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,716,405	$—

At October 31, 2015, the Fund had available for Federal income tax purposes unused short-term capital losses of $2,094,308 and long-term capital losses of $4,291,832 that do not have an expiration date.

In addition, at October 31, 2015, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,977,817	October 31, 2017
11,041,771	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Credit Facility

As of April 4, 2016 the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended April 30, 2016, the Fund did not have any borrowings under the facility.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

11. Other

At April 30, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.3%.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.47		$18.89		$19.65		$15.80		$15.03		$16.14
Income (loss) from investment operations:
Net investment income(1)	0.21		0.34		0.72		0.30		0.46		0.29
Net realized and unrealized gain (loss)	(1.06)		(1.06)		(1.15)		3.91		0.62		(1.12)
Total income (loss) from investment operations	(0.85)		(0.72)		(0.43)		4.21		1.08		(0.83)
Less dividends from net investment income	(0.33)		(0.70)		(0.33)		(0.36)		(0.31)		(0.28)
Net asset value, end of period	$16.29		$17.47		$18.89		$19.65		$15.80		$15.03
Total Return(2)	(4.82	)%(6)	(3.92)%		(2.26)%		27.15%		7.43%		(5.24)%
Ratios to Average Net Assets:
Net expenses	1.40	%(3)(4)(7)	1.40	%(3)(4)	1.47	%(3)(4)	1.56	%(3)(4)	1.58	%(3)	1.49	%(3)
Net investment income	2.61	%(3)(4)(7)	1.86	%(3)(4)	3.57	%(3)(4)	1.72	%(3)(4)	3.11	%(3)	1.80	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$10,496		$11,518		$7,580		$7,373		$5,778		$7,332
Portfolio turnover rate	12	%(6)	25%		19%		10%		12%		11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.60%	2.41%
October 31, 2015	1.63	1.63
October 31, 2014	1.57	3.47
October 31, 2013	1.59	1.69

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.60		$18.01		$18.74		$15.08		$14.37		$15.44
Income (loss) from investment operations:
Net investment income(1)	0.19		0.31		0.67		0.29		0.44		0.28
Net realized and unrealized gain (loss)	(1.00)		(1.00)		(1.09)		3.74		0.58		(1.06)
Total income (loss) from investment operations	(0.81)		(0.69)		(0.42)		4.03		1.02		(0.78)
Less dividends from net investment income	(0.32)		(0.72)		(0.31)		(0.37)		(0.31)		(0.29)
Net asset value, end of period	$15.47		$16.60		$18.01		$18.74		$15.08		$14.37
Total Return(2)	(4.82	)%(7)	(3.93)%		(2.28)%		27.15%		7.41%		(5.17)%
Ratios to Average Net Assets:
Net expenses	1.39	%(3)(4)(8)	1.39	%(3)(4)	1.50	%(3)(4)	1.55	%(3)(4)	1.57	%(3)(5)	1.48	%(3)
Net investment income	2.56	%(3)(4)(8)	1.78	%(3)(4)	3.54	%(3)(4)	1.78	%(3)(4)	3.12	%(3)(5)	1.81	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$112,887		$127,644		$149,298		$169,404		$153,458		$183,093
Portfolio turnover rate	12	%(7)	25%		19%		10%		12%		11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.60%	2.35%
October 31, 2015	1.59	1.57
October 31, 2014	2.29	2.75
October 31, 2013	1.57	1.76

(5)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2012	1.58%	3.11%

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.66		$18.05		$18.79		$15.09		$14.35		$15.40
Income (loss) from investment operations:
Net investment income(1)	0.15		0.22		0.58		0.19		0.34		0.16
Net realized and unrealized gain (loss)	(0.99)		(1.00)		(1.11)		3.75		0.58		(1.05)
Total income (loss) from investment operations	(0.84)		(0.78)		(0.53)		3.94		0.92		(0.89)
Less dividends from net investment income	(0.22)		(0.61)		(0.21)		(0.24)		(0.18)		(0.16)
Net asset value, end of period	$15.60		$16.66		$18.05		$18.79		$15.09		$14.35
Total Return(2)	(5.05	)%(6)	(4.40)%		(2.86)%		26.47%		6.56%		(5.86)%
Ratios to Average Net Assets:
Net expenses	1.90	%(3)(4)(7)	1.90	%(3)(4)	2.03	%(3)(4)	2.13	%(3)(4)	2.33	%(3)	2.24	%(3)
Net investment income	2.03	%(3)(4)(7)	1.23	%(3)(4)	3.01	%(3)(4)	1.18	%(3)(4)	2.36	%(3)	1.05	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$2,616		$3,190		$3,480		$3,687		$3,084		$3,562
Portfolio turnover rate	12	%(6)	25%		19%		10%		12%		11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	2.34%	1.59%
October 31, 2015	2.29	0.84
October 31, 2014	2.16	2.88
October 31, 2013	2.18	1.13

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.18		$19.64		$20.39		$16.37		$15.58		$16.72
Income (loss) from investment operations:
Net investment income(1)	0.23		0.39		0.80		0.40		0.52		0.35
Net realized and unrealized gain (loss)	(1.07)		(1.08)		(1.20)		4.02		0.63		(1.16)
Total income (loss) from investment operations	(0.84)		(0.69)		(0.40)		4.42		1.15		(0.81)
Less dividends from net investment income	(0.39)		(0.77)		(0.35)		(0.40)		(0.36)		(0.33)
Net asset value, end of period	$16.95		$18.18		$19.64		$20.39		$16.37		$15.58
Total Return(2)	(4.65	)%(6)	(3.59)%		(2.02)%		27.56%		7.67%		(4.98)%
Ratios to Average Net Assets:
Net expenses	1.05	%(3)(4)(7)	1.05	%(3)(4)	1.19	%(3)(4)	1.31	%(3)(4)	1.33	%(3)	1.24	%(3)
Net investment income	2.74	%(3)(4)(7)	2.03	%(3)(4)	3.85	%(3)(4)	2.23	%(3)(4)	3.36	%(3)	2.05	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$650		$1,034		$852		$937		$998		$808
Portfolio turnover rate	12	%(6)	25%		19%		10%		12%		11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/ Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	2.72%	1.07%
October 31, 2015	1.51	1.57
October 31, 2014	1.38	3.66
October 31, 2013	1.36	2.18

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		PERIOD FROM APRIL 30, 2015^ TO OCTOBER 31, 2016
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.64		$18.41
Income (loss) from investment operations:
Net investment income(1)	0.14		0.02
Net realized and unrealized loss	(1.01)		(1.79)
Total loss from investment operations	(0.87)		(1.77)
Less dividends from net investment income(1)	(0.30)		—
Net asset value, end of period	$15.47		$16.64
Total Return(2)	(5.19	)%(6)	(9.61	)%(6)
Ratios to Average Net Assets:
Net expenses	2.15	%(3)(4)(7)	2.15	%(3)(4)(7)
Net investment income	1.79	%(3)(4)(7)	0.22	%(3)(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$1,044		$1,152
Portfolio turnover rate	12	%(6)	25%

^  Commencement of Offering.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/ Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2016	2.42%	1.52%
October 31, 2015	2.54%	(0.17)%

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

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Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

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Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2016